Intangible assets (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Intangible Assets

	2021			2020
	Goodwill	Other intangibles	Total	Goodwill	Other intangibles	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial y ear	1,197	377	1,574	247	428	675
Impact of change in accounting policies (1)	–	–	–	950	–	950
At the beginning of the financial year (restated)	1,197	377	1,574	1,197	428	1,625
Additions	–	23	23	–	98	98
Amortisation for the year	–	(93)	(93)	–	(118)	(118)
Impairments for the year (2)	–	(52)	(52)	–	–	–
Transfers and other movements	–	(15)	(15)	–	(31)	(31)

At the end of the financial year	1,197	240	1,437	1,197	377	1,574

– Cost	1,197	1,506	2,703	1,197	1,580	2,777
– Accumulated amortisation and impairment s	–	(1,266)	(1,266)	–	(1,203)	(1,203)

(1)
Intangible assets has been restated to reflect changes to the Group’s accounting policy following a decision by the IFRS Interpretations Committee on IAS 12 ‘Income Taxes’, resulting in the retrospective recognition of US$950 million of Goodwill at Olympic Dam. Refer to note 39 ‘New and amended accounting standards and interpretations and changes to accounting policies’ for further information.

(2)	Refer to note 13 ‘Impairment of non-current assets’ for information on impairments.